COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2024
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2022	980,816	26,716
Issued under public offering[1]	28,400	1,754
Dividend reinvestment and share purchase plan	5,916	342
Exercise of options	2,830	183
Outstanding at December 31, 2022	1,017,962	28,995
Dividend reinvestment and share purchase plan	19,464	1,003
Exercise of options	62	4
Outstanding at December 31, 2023	1,037,488	30,002
Exercise of options	1,607	99
Outstanding at December 31, 2024	1,039,095	30,101
1Net of underwriting commissions and deferred income taxes.

Schedule of Weighted Average Shares

Weighted Average Common Shares Outstanding
at December 31
(millions)	2024	2023	2022

Basic	1,038	1,030	995
Diluted	1,038	1,030	996

Schedule of Stock Options Activity

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life
	(thousands)		(years)

Options outstanding at January 1, 2024	7,436	$62.36
Options exercised	(363)	$56.85
Options forfeited/expired	(598)	$63.70
Options Outstanding at September 30, 2024	6,475	$62.54	3.5
Options Exercisable at September 30, 2024	4,975	$63.54	3.0
Options cancelled on October 1, 2024	(6,475)	$62.54
Options issued on October 1, 2024	5,889	$59.72
Options exercised	(1,244)	$54.49
Options forfeited/expired	(171)	$72.17
Options Outstanding at December 31, 2024	4,474	$60.69	3.6
Options Exercisable at December 31, 2024	3,169	$62.50	3.1

Schedule of Options Valuation Assumptions
The Company used a binomial model for determining the fair value of options granted and applied the following weighted average assumptions:

year ended December 31	2024[1]	2023	2022

Weighted average fair value	—	$7.88	$8.24
Expected life (years)[2]	—	5.1	5.4
Interest rate	—	2.9%	1.6%
Volatility[3]	—	24%	22%
Dividend yield	—	6.3%	5.5%
1Commencing in 2024, the Company no longer issues stock options to employees or officers.
2Expected life is based on historical exercise activity.
3Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Schedule of Additional Option Information
The following table summarizes additional stock option information:

year ended December 31	2024	2023	2022
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	17	—	33
Total fair value of options that have vested	99	76	89
Total options vested	1.5 million	1.5 million	1.6 million